4. Summary of Significant Accounting Policies: Operating Leases (Policies)	12 Months Ended
Dec. 31, 2016
Policies
Operating Leases

Operating Leases

The Company leases office space and certain office equipment under operating lease agreements. The lease term begins on the date of initial possession of the leased property for purposes of recognizing lease expense on a straight-line basis over the term of the lease. Lease renewal periods are considered on a lease-by-lease basis and are generally not included in the initial lease term.